Financial Assets at Fair Value Through Other Comprehensive Income (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity investments
Statement
Capital reduction from equity security investments designated as at FVTOCI	$ 0	$ 99	$ 283